PREPAID ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Prepaid Assets
SCHEDULE OF PREPAID ASSETS

Prepaid assets consist of the following at:

	June 30, 2026	December 31, 2025
Prepaid insurance	$20,222	$35,389
Prepaid drone development (Note 17)	1,023,687	—
Prepaid other	211,171	10,803
Total prepaid assets	$1,255,080	$46,192
Prepaid assets consist of the following at:
	December 31, 2025	December 31, 2024
Prepaid insurance	35,389	2,978
Prepaid other	10,803	—
Equipment deposits	—	41,103
	$46,192	$44,081